Guarantor and Non-Guarantor Subsidiaries Financial Information - Consolidating Statement of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Condensed Statement of Income Captions [Line Items]
Net (loss) income	$ (74)	$ 91	$ 14	$ 67	$ 86	$ (13)	$ 321	$ (1)	$ 5	$ 48	$ 153	$ 258	$ 312	$ 149
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(15)			(10)						(8)	(26)	(34)	(13)	30
Deferred gain on derivative financial instruments	(23)			(3)						(20)	(9)	(11)	3	0
Minimum pension liability												(5)	1	7
Other comprehensive (loss) income, net of tax	(38)			(13)						(28)	(35)	(50)	(9)	37
Total comprehensive (loss) income	(112)			54						20	118	208	303	186
Less: Income attributable to noncontrolling interest	0			0						(2)	0	(2)	(5)	(6)
Comprehensive (loss) income attributable to Warner Music Group Corp.	(112)			54						18	118	206	298	180
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net (loss) income	(59)			73						95	201	273	61	282
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	0			0						0	0	0	0	0
Deferred gain on derivative financial instruments	0			0						0	0	0	0	(1)
Minimum pension liability												0	0	0
Other comprehensive (loss) income, net of tax	0			0						0	0	0	0	(1)
Total comprehensive (loss) income	(59)			73						95	201	273	61	281
Less: Income attributable to noncontrolling interest	0			0						0	0	0	(1)	(1)
Comprehensive (loss) income attributable to Warner Music Group Corp.	(59)			73						95	201	273	60	280
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net (loss) income	76			15						140	99	186	104	59
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	15			10						8	26	34	13	(30)
Deferred gain on derivative financial instruments	(23)			0						(20)	(2)	(11)	3	0
Minimum pension liability												0	1	7
Other comprehensive (loss) income, net of tax	(8)			10						(12)	24	23	17	(23)
Total comprehensive (loss) income	68			25						128	123	209	121	36
Less: Income attributable to noncontrolling interest	0			0						(2)	0	(2)	(4)	(5)
Comprehensive (loss) income attributable to Warner Music Group Corp.	68			25						126	123	207	117	31
Reportable Legal Entities | Warner Music Group Corp.
Condensed Statement of Income Captions [Line Items]
Net (loss) income	(75)			67						45	153	256	307	143
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(15)			(13)						28	(29)	(36)	(13)	32
Deferred gain on derivative financial instruments	(23)			(3)						(8)	(9)	(11)	3	0
Minimum pension liability												(5)	1	7
Other comprehensive (loss) income, net of tax	(38)			(16)						25	(38)	(52)	(9)	39
Total comprehensive (loss) income	(113)			51						70	115	204	298	182
Less: Income attributable to noncontrolling interest	0			0						0	0	0	0	0
Comprehensive (loss) income attributable to Warner Music Group Corp.	(113)			51						70	115	204	298	182
Reportable Legal Entities | Acquisition Corp.
Condensed Statement of Income Captions [Line Items]
Net (loss) income	(74)			67						46	153	256	307	143
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(15)			(10)						(8)	(26)	(34)	(13)	30
Deferred gain on derivative financial instruments	(23)			(3)						(20)	(9)	(11)	3	0
Minimum pension liability												(5)	1	7
Other comprehensive (loss) income, net of tax	(38)			(13)						(28)	(35)	(50)	(9)	37
Total comprehensive (loss) income	(112)			54						18	118	206	298	180
Less: Income attributable to noncontrolling interest	0			0						0	0	0	0	0
Comprehensive (loss) income attributable to Warner Music Group Corp.	(112)			54						18	118	206	298	180
Reportable Legal Entities | WMG Acquisition Corp. Consolidated
Condensed Statement of Income Captions [Line Items]
Net (loss) income	(74)			67						48	153	258	312	149
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(15)			(10)						(8)	(26)	(34)	(13)	30
Deferred gain on derivative financial instruments	(23)			(3)						(20)	(9)	(11)	3	0
Minimum pension liability												(5)	1	7
Other comprehensive (loss) income, net of tax	(38)			(13)						(28)	(35)	(50)	(9)	37
Total comprehensive (loss) income	(112)			54						20	118	208	303	186
Less: Income attributable to noncontrolling interest	0			0						(2)	0	(2)	(5)	(6)
Comprehensive (loss) income attributable to Warner Music Group Corp.	(112)			54						18	118	206	298	180
Reportable Legal Entities | WMG Holdings Corp.
Condensed Statement of Income Captions [Line Items]
Net (loss) income	(75)			67						45	153	256	307	143
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(15)			(13)						28	(29)	(36)	(13)	32
Deferred gain on derivative financial instruments	(23)			(3)						(8)	(9)	(11)	3	0
Minimum pension liability												(5)	1	7
Other comprehensive (loss) income, net of tax	(38)			(16)						25	(38)	(52)	(9)	39
Total comprehensive (loss) income	(113)			51						70	115	204	298	182
Less: Income attributable to noncontrolling interest	0			0						0	0	0	0	0
Comprehensive (loss) income attributable to Warner Music Group Corp.	(113)			51						70	115	204	298	182
Eliminations
Condensed Statement of Income Captions [Line Items]
Net (loss) income	150			(134)						(90)	(306)	(512)	(614)	(286)
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	30			26						(56)	58	72	26	(64)
Deferred gain on derivative financial instruments	46			6						16	18	22	(6)	0
Minimum pension liability												10	(2)	(14)
Other comprehensive (loss) income, net of tax	76			32						(50)	76	104	18	(78)
Total comprehensive (loss) income	226			(102)						(140)	(230)	(408)	(596)	(364)
Less: Income attributable to noncontrolling interest	0			0						0	0	0	0	0
Comprehensive (loss) income attributable to Warner Music Group Corp.	226			(102)						(140)	(230)	(408)	(596)	(364)
Eliminations | Acquisition Corp.
Condensed Statement of Income Captions [Line Items]
Net (loss) income	(17)			(88)						(233)	(300)	(457)	(160)	(335)
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(15)			(10)						(8)	(26)	(34)	(13)	30
Deferred gain on derivative financial instruments	23			0						20	2	11	(3)	1
Minimum pension liability												0	(1)	(7)
Other comprehensive (loss) income, net of tax	8			(10)						12	(24)	(23)	(17)	24
Total comprehensive (loss) income	(9)			(98)						(221)	(324)	(480)	(177)	(311)
Less: Income attributable to noncontrolling interest	0			0						0	0	0	0	0
Comprehensive (loss) income attributable to Warner Music Group Corp.	$ (9)			$ (98)						$ (221)	$ (324)	$ (480)	$ (177)	$ (311)